Share capital (Narrative) (Details)										1 Months Ended											12 Months Ended
	Aug. 06, 2020 USD ($) shares	Jun. 08, 2020 CAD ($) shares	Jun. 08, 2020 USD ($) shares	Jan. 02, 2020 USD ($) shares	Nov. 04, 2019 $ / shares	Nov. 04, 2019 USD ($) shares	Oct. 04, 2019 USD ($) shares	May 07, 2019 $ / shares	May 07, 2019 USD ($) shares	Oct. 31, 2020 USD ($) shares	Aug. 31, 2020 USD ($) $ / shares shares	Apr. 15, 2020 USD ($) shares	Mar. 16, 2020 USD ($) shares	Feb. 04, 2020 shares	Sep. 20, 2019 USD ($) shares	Jun. 29, 2019 shares	Apr. 24, 2019 $ / shares	Apr. 24, 2019 USD ($) shares	Apr. 16, 2019 $ / shares	Apr. 16, 2019 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Feb. 04, 2021 USD ($)	Dec. 31, 2019 $ / shares	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
Disclosure of classes of share capital [line items]
Derivative liability																					$ 0				$ 1,990,788	$ 0
Gain (loss) on settlement of financial liability																					680,164	$ (18,665)
Proceeds from issuance of shares																					$ 25,100,459	$ 3,431,294
Solarvest BioEnergy Inc.
Disclosure of classes of share capital [line items]
Share price per share | $ / shares																								$ 0.19
Share Exchange Agreement | Pharmadrug Inc.
Disclosure of classes of share capital [line items]
Number of shares acquired | shares																		13,562,386		13,562,387
Share price per share | $ / shares																	$ 0.2212		$ 0.2212
Class A shares
Disclosure of classes of share capital [line items]
Description of voting rights																					The holders of Class A shares are entitled to 276,660 votes per Class A share held.
Class B shares
Disclosure of classes of share capital [line items]
Number of shares issued for debt settlement | shares							3,735
Value of shares issued for debt settlement							$ 18,808
Number of shares issued in private placement | shares						228,670
Share issue price per share | $ / shares					$ 20.10
Issued on acquisition of net assets of Prismic Pharmaceuticals, Inc (shares) | shares																						510,940
Issuance of common stock of share based compensation | shares				27,580
Value of trade and other payable of shares based compensation				$ 74,117
Issuance of common shares of share based bonus to employees for performance | shares											1,804,994		405,926
Fair value of share-based compensation bonus											$ 4,956,324		$ 1,302,076
Share based payment expenses													$ 93,502
Issuance of common stock of board of directors in lieu of cash | shares													69,069
Common stock issued for private placement | shares		1,500,000	1,500,000
Warrants issued for private placement | shares		1,500,000	1,500,000
Proceeds from issuance of shares						$ 3,455,898
Proceeds from equity issuance	$ 9,999,997	$ 10,125,000	$ 7,617,038							$ 9,499,994	$ 9,999,997
Fair value of warrants issued			101,561							$ 1,122,727
Issuance of common stock of direct offering | shares	2,762,430									4,318,179	2,762,430
Issuance cost of common shares and warrants			707,043							$ 879,621
Issuance of warrants of direct offering | shares	1,381,215									3,454,543	1,381,215
Fair value of warrant liability	$ 3,289,069
Transaction costs allocated to warrants	284,049
Fair value of common shares issued	6,710,928		$ 7,515,477							$ 8,377,267
Share issue costs	$ 913,349
Exercise price of warrant issue | $ / shares											$ 4.26
Class B shares | Prismic Pharmaceuticals Inc. ("Prismic")
Disclosure of classes of share capital [line items]
Issued on acquisition of net assets of Prismic Pharmaceuticals, Inc (shares) | shares																510,940
Issuance of common stock for notes payable | shares												63,714									63,714
Notes settled through issuance of shares												$ 226,385
Fair value of common stock to settle notes payable												185,976									$ 185,976
Gain (loss) on settlement of financial liability												$ 40,409
Class B shares | Share Exchange Agreement | Pharmadrug Inc.
Disclosure of classes of share capital [line items]
Number of shares issued in share exchange | shares															61,892			65,577		65,577
Value of shares issued in share exchange																		$ 2,256,900		$ 2,256,900
Share issue price per share | $ / shares																	$ 45.75		$ 45.75
Loss on change in fair value of derivative liability															$ 1,069,798
Class B shares | Share Exchange Agreement | Solarvest BioEnergy Inc.
Disclosure of classes of share capital [line items]
Number of shares issued in share exchange | shares									49,751					225,371
Value of shares issued in share exchange									$ 1,880,750
Share issue price per share | $ / shares								$ 50.25
Derivative liability																							$ 1,990,788
Class B shares | Equity distribution agreement | A.G.P/Alliance Global Partners
Disclosure of classes of share capital [line items]
Number of shares issued through equity distribution agreement | shares																					56,248
Proceeds from issuance of shares																					$ 199,785
Warrants by expiry date at August 6, 2020
Disclosure of classes of share capital [line items]
Exercise price of warrant issue | $ / shares																					$ 4.26
Warrants by expiry date at October 20, 2020
Disclosure of classes of share capital [line items]
Exercise price of warrant issue | $ / shares																					$ 2.60